CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Oct. 28, 2012	Oct. 30, 2011
Current Assets
Cash and cash equivalents	$ 682,388	$ 463,130
Short-term marketable securities	77,387	76,077
Accounts receivable (net of allowance for doubtful accounts of $4,000 at October 28, 2012 and $4,000 at October 30, 2011)	507,041	461,110
Inventories	950,521	885,823
Income taxes receivable	16,460	24,423
Deferred income taxes	68,560	69,203
Prepaid expenses	12,772	10,048
Other current assets	5,555	8,417
Total Current Assets	2,320,684	1,998,231
Deferred Income Taxes	144,245	59,814
Goodwill	630,875	630,884
Other Intangibles	123,072	132,046
Pension Assets	49	80,208
Investments in and Receivables from Affiliates	286,537	295,698
Other Assets	134,024	140,420
Property, Plant and Equipment
Land	56,258	56,273
Buildings	767,876	749,143
Equipment	1,435,630	1,393,128
Construction in progress	82,254	50,286
Property, Plant and Equipment, Gross	2,342,018	2,248,830
Less allowance for depreciation	(1,417,538)	(1,341,740)
Property, Plant and Equipment, Net	924,480	907,090
Total Assets	4,563,966	4,244,391
Current Liabilities
Accounts payable	385,877	390,171
Accrued expenses	49,792	40,539
Accrued workers compensation	33,543	32,218
Accrued marketing expenses	78,712	77,363
Employee related expenses	193,463	195,258
Taxes payable	4,864	8,137
Interest and dividends payable	40,049	34,500
Total Current Liabilities	786,300	778,186
Long-Term Debt - less current maturities	250,000	250,000
Pension and Post-Retirement Benefits	615,428	473,688
Other Long-Term Liabilities	87,313	82,701
Shareholders' Investment
Preferred stock, par value $.01 a share - authorized 160,000,000 shares; issued - none
Accumulated other comprehensive loss	(323,569)	(175,483)
Retained earnings	3,135,317	2,824,331
Hormel Foods Corporation Shareholders' Investment	2,819,455	2,656,582
Noncontrolling interest	5,470	3,234
Total Shareholders' Investment	2,824,925	2,659,816
Total Liabilities and Shareholders' Investment	4,563,966	4,244,391
Common stock, nonvoting
Shareholders' Investment
Common stock	0
Common stock
Shareholders' Investment
Common stock	$ 7,707	$ 7,734